Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities

8. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	March 31, 2025	March 31, 2024
Trade payables	261,937	562,352
Accrued liabilities	50,481	125,951
Provisions	81,852	66,899
Total	394,270	755,202